PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,967	$ 28,914
Less - accumulated depreciation and amortization	(7,110)	(6,804)
Total	3,857	22,110
Depreciation expense	3,090	3,182	$ 2,255
Cost of disposed property and equipment	330	208
Accumulated depreciation of disposed property and equipment	221	76
Impairment charges of long-lived assets	24,277	0	$ 0
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,211	4,208
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,286	1,291
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,442	14,011
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	173
Demonstration vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	720	800
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,308	1,308
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 7,123